Stockholders’ (Deficit) Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stockholders’ (Deficit) Equity [Abstract]
STOCKHOLDERS’ (DEFICIT) EQUITY

NOTE 14 — STOCKHOLDERS’ (DEFICIT) EQUITY

To date, the Company’s common stock is currently traded on the Nasdaq Capital Market under the symbol “ILLR”, which was previously traded under the symbol “AGBA.”

On October 15, 2024, the Company changed its domicile from British Virgin Islands to the State of Delaware.

Preferred Stock

On October 15, 2024, the Company filed its articles of incorporation with the Secretary of State of Delaware, to authorize shares of preferred stock and provide that shares of preferred stock may be issued from time to time in one or more series. The Company’s board of directors will be authorized to fix the voting rights, if any, designations, powers, preferences, the relative, participating, optional or other special rights and any qualifications, limitations and restrictions thereof, applicable to the shares of each series.

To date, the Company has authorized a total of 100,000,000 shares of preferred stock. Of this amount the Company has designated 11,803,398 shares and 35,000 shares to two classes of preferred stock, Series A-1 Preferred Stock and Series B Preferred Stock, respectively.

A description of each class of preferred stock is listed below:

Series A-1 Preferred Stock

The Company designated up to 11,803,398 shares as Series A-1 Preferred Stock, with a par value of $0.001 per share. Each share of Series A-1 Preferred Stock shall be convertible, at the option of the holder thereof, at any time and from time to time, and without the payment of additional consideration by the holder thereof, into such number of fully paid and non-assessable shares of common stock.

There were nil shares of Series A-1 Preferred Stock issued and outstanding as of September 30, 2024 and December 31, 2023.

Series B Preferred Stock

The Company designated up to 35,000 shares of Series B Preferred Stock, with a par value of $0.001 per share. Each share of Series B Preferred Stock shall be entitled to 10,000 votes for each share of Series B Preferred Stock held by such holder.

There were nil shares of Series B Preferred Stock issued and outstanding as of September 30, 2024 and December 31, 2023.

Common Stock (or equivalent to ordinary shares)

Forward and Reverse Stock Splits

On October 1, 2024, the Company effected a 1.9365-to-1 forward stock split (the “Forward Split”), resulting increase in the total number of authorized ordinary shares from 1,500,000,000 to 2,904,753,145, increase in the outstanding ordinary shares from 97,736,035 shares to 189,265,804 shares and reduction of par value from $0.001 to $0.000516395 per share.

Further, on October 15, 2024, immediately prior to the completion of the redomiciliation and merger transaction, the Company effected a 1-for-4 reverse stock split (the “Reverse Split”), resulting in the proportional adjustments to the par value of the ordinary shares, the authorized number of ordinary shares, and the number of outstanding ordinary shares. Proportional adjustments were also made to all outstanding stock options, warrants, and common warrants in accordance with their respective terms. The Reverse Split did not change the par value of the Company’s common stock or the authorized number of shares. All fractional shares were rounded up to the nearest whole share with respect to outstanding shares of common stock. All share and warrant numbers and per share amounts are retroactively presented in this Form 10-Q to reflect the impact of the Forward Split and the Reverse Split as if they had taken effect on January 1, 2023.

To date, the Company has 1,400,000,000 authorized shares of common stock, with a par value of $0.001 per share.

During the nine months ended September 30, 2024, the Company issued 14,076,317 shares of common stock as follows:

(i)	167,586 shares of common stock to the directors and officers of the Company under the Share Award Scheme (the “Scheme”), whose shares were vested in 2023.

(ii)	1,325,458 shares of common stock to the employees of the Company to compensate for the contributions of their services and performance.

(iii)	2,520,169 shares of common stock to certain consultants to compensate their services rendered. As of September 30, 2024, the unrecognized deferred equity compensation amounting to $7,994,977 was recorded in the additional paid-in capital and will be amortized over the remaining service period.

(iv)	484,125 shares of common stock to Apex Twinkle Limited to partially settle the finder fee payable.

(v)	3,557,932 shares of common stock and the associated warrants to purchase 711,586 shares of common stock at a purchase price of $1.45 per share under the private placement, to an institutional investor, a director and officers of the Company, on May 2, 2024. Among 3,557,932 shares of common stock, in December 2023, the Company received gross proceeds of $1,850,314 from an institutional investor in exchange of 1,279,688 shares of common stock and settled the accrued salaries of $1,242,850 with an aggregate of 859,564 shares of common stock to a director and officers of the Company. The remaining 1,418,680 shares of common stock were issued to a director of the Company.

(vi)	3,558,319 shares of common stock to a consultant to compensate services for a period of two years commenced in September 2024 and to receive the warrant containing a purchase option to acquire the equity interest of the consultant, with the aggregate fair value of $18,456,585, at the current market value of $2.51 per share. Under the consulting agreement, the Company received the warrant to purchase 285,353 units of Class C of the consultant, equal to 4.11% of its equity interest, at an exercise price of $0.001 per unit, over a period of 5 years. During the three and nine months ended September 30, 2024, the Company recorded $520,000 and $520,000 of consultancy service fee, respectively in the unaudited condensed consolidated statements of operations and comprehensive loss. As of September 30, 2024, the unrecognized deferred equity compensation amounting to $11,908,485 was recorded in the additional paid-in capital and will be amortized over the remaining service period and $6,028,100 of long-term investments, net in the condensed consolidated balance sheets.

(vii)	702,726 shares of common stock for the settlement of the accrued salaries to the directors and officers.

(viii)	58,095 shares of common stock to the independent directors of the Company under the 2024 Equity Incentive Plan.

(ix)	636,899 shares of common stock to a related company which owned by the Chairman of the Company to compensate for the advisory services rendered.

(x)	604,244 shares of common stock for the settlement of the accrued director’s fee to the Chairman of the Company.

(xi)	459,919 shares of common stock to the employees and officers of the Company to compensate for their services and performance.

(xii)	845 fractional shares of common stock resulting from rounding up to whole shares upon the effectiveness of Reverse Split.

There were 47,317,308 and 33,240,991 shares of common stock issued and outstanding, as of September 30, 2024 and December 31, 2023, respectively.

During the three months ended September 30, 2024 and 2023, the Company recorded $2,564 and $2,150,680 share-based compensation expense, respectively which is included in the legal and professional fee in the unaudited condensed consolidated statements of operations and comprehensive loss.

During the nine months ended September 30, 2024 and 2023, the Company recorded $218,012 and $8,026,400 share-based compensation expense, respectively which is included in the legal and professional fee in the unaudited condensed consolidated statements of operations and comprehensive loss.

Common Stock To Be Issued

There were nil and 2,350,081 shares of common stock to be issued, as of September 30, 2024 and December 31, 2023, respectively.

Subscription Receivable

Subscription receivable is related to the private placement commenced in November 2023, whose common stocks were issued to a director of the Company on May 2, 2024. The gross proceed of $2,051,280 in relation to the corresponding 1,418,680 shares of common stock is expected to be settled by the director of the Company on or before December 31, 2024.

Forgiveness of Amount Due to the Holding Company

During the nine months ended September 30, 2024 and 2023, the holding company of the Company agreed to forgive a debt of nil and $12,593,384, in aggregate, respectively, representing certain amount due to it and treat as additional paid-in capital.

2023 Share Award Scheme

Pursuant to the Share Award Scheme, the Company filed S-8 registration statement to register up to 5,652,352 shares of common stock on February 24, 2023.

The fair value of the common stock granted during the period is measured based on the closing price of the Company’s common stocks as reported by Nasdaq Exchange on the date of grant. For those vested immediately on the date of grant, the fair value is recognized as share-based compensation expense in the unaudited condensed consolidated statements of operations and comprehensive loss.

As of September 30, 2024, 491,797 shares of common stock are available to issue under this plan.

During the three months ended September 30, 2024 and 2023, the Company recorded nil and nil share-based compensation expense, respectively which is included in the personnel and benefit expenses in the unaudited condensed consolidated statements of operations and comprehensive loss.

During the nine months ended September 30, 2024 and 2023, the Company recorded $1,565,880 and nil share-based compensation expense, respectively which is included in the personnel and benefit expenses in the unaudited condensed consolidated statements of operations and comprehensive loss.

Restricted Share Units (“RSUs”)

In December 2022, the Company approved and granted 2,420,625 shares of common stock as RSUs to employees and consultants as additional compensation under the Scheme. These RSUs typically will be vested over one to four years period from 2023 to 2026.

For the RSUs, the fair value is recognized over the period based on the derived service period (usually the vesting period), on a straight-line basis. The valuations assume no dividends will be paid. The Company has assumed 10% forfeitures.

On January 22, 2024 and June 18, 2024, the Company issued 161,775 and 5,811 shares of common stock, respectively, to the directors and officers of the Company under the Scheme, whose shares were vested in 2023.

During the three months ended September 30, 2024 and 2023, the Company recorded $250,567 and $1,317,600 share-based compensation expense, respectively which is included in the personal and benefit expenses in the unaudited condensed consolidated statements of operations and comprehensive loss.

During the nine months ended September 30, 2024 and 2023, the Company recorded $751,701 and $3,952,800 share-based compensation expense, respectively which is included in the personal and benefit expenses in the unaudited condensed consolidated statements of operations and comprehensive loss.

As of September 30, 2024 and December 31, 2023, total unrecognized compensation remaining to be recognized in future periods for RSUs totaled $1.2 million and $1.9 million, respectively. They are expected to be recognized over the weighted average period of 1.08 years.

A summary of the activities for the Company’s RSUs as of September 30, 2024 and December 31, 2023 is as follow:

	As of
	September 30, 2024		December 31, 2023
	Number of RSUs	Weighted Average Grant Price	Number of RSUs	Weighted Average Grant Price

Outstanding, beginning of period/year	634,072	$2.47	2,420,625	$2.47
Vested	—	$—	(167,770)	$2.47
Forfeited	(142,275)	$(2.47)	(1,618,783)	$(2.47)
Outstanding, end of period/year	491,797	$2.47	634,072	$2.47

2024 Equity Incentive Plan

Pursuant to the 2024 Equity Incentive Plan (the “2024 Plan”), the Company filed S-8 registration statement to register 7,746,000 shares of common stock on August 29, 2024.

The fair value of the common stock granted during the period is measured based on the closing price of the Company’s common stock as reported by Nasdaq Exchange on the date of grant. For those vested immediately on the date of grant, the fair value is recognized as share-based compensation expense in the unaudited condensed consolidated statements of operations and comprehensive loss.

As of September 30, 2024, 36,016 shares of common stock are available to issue under this plan.

During the three months ended September 30, 2024, the Company recorded $3,059,390 and $764,923 share-based compensation expense, respectively which is included in the personal and benefit expenses and legal and professional fee, respectively in the unaudited condensed consolidated statements of operations and comprehensive loss.

During the nine months ended September 30, 2024, the Company recorded $3,059,390 and $764,923 share-based compensation expense, respectively which is included in the personal and benefit expenses in the unaudited condensed consolidated statements of operations and comprehensive loss.

NOTE 17 — SHAREHOLDERS’ EQUITY

Ordinary Shares

As of December 31, 2023 and 2022, the Company has authorized shares of 200,000,000 ordinary shares with a par value $0.001.

Ordinary Shares transactions for the year ended December 31, 2022

(i)	On November 14, 2022, pursuant to the Business Combination (as described in Note 5), the following share transactions were completed:

●	4,825,000 public and private rights were automatically converted to 482,500 ordinary shares of AGBA.

●	792,334 ordinary shares of AGBA were issued to settle the outstanding payables.

●	555,000 ordinary shares of AGBA were issued to Apex Twinkle Limited as the finder fee in connection with the Business Combination.

●	53,835,000 ordinary shares of AGBA were issued to TAG as consideration for the Business Combination and 1,665,000 ordinary shares, representing as 3% holdback shares were reserved.

Ordinary Shares transactions for the year ended December 31, 2023

(ii)	On March 21, 2023, the Company issued 2,173,913 ordinary shares to Apex Twinkle Limited to partially settle the finder fee payable.

(iii)	On May 22, 2023, the Company issued 946,100 ordinary shares to the directors and officers of the Company under the Share Award Scheme (the “Scheme”) for compensating the contributions of prior services and performance. These shares were approved and granted previously in December 2022.

(iv)	On June 6, 2023, the holdback shares of 1,665,000 ordinary shares were fully released and issued.

(v)	On December 5, 2023, the Company issued 600,000 ordinary shares to Williamsburg, an independent third party, as a commitment fee under the equity purchase agreement dated September 7, 2023.

(vi)	During the year ended December 31, 2023, the Company issued 4,900,000 ordinary shares to certain consultants to compensate their services rendered.

As of December 31, 2023 and 2022, there were 68,661,998 and 58,376,985 ordinary shares issued and outstanding, respectively.

Ordinary Shares To Be Issued

(vii)	On November 7, 2023, the Company entered into certain term sheets among an institutional investor, the Company’s Chief Executive Officer, Mr. Ng Wing Fai, and the Company’s management team for the private placement with an offering price at $0.70 per ordinary share.

In December 2023, the Company consummated the private placement with an independent institutional investor and received gross proceeds of $1,850,310 in exchange of (i) 2,643,300 ordinary shares, and (ii) warrants purchase up to 528,660 ordinary shares at a purchase price of $0.70 per ordinary share. The warrants have an exercise price of $1.00 per share and shall be exercised with more than $500,000 per tranche.

(viii)	In December 2023, the Company settled the accrued salary of $1.43 million with an aggregate of 2,210,984 ordinary shares to the directors and officers of the Company at the current market price ranging from $0.442 to $0.70 per share.

Subsequently in February 2024, the Company issued 435,484 shares for the settlement of the accrued salary.

Public Warrants

Each public warrant entitles the holder thereof to purchase one-half (1/2) of one ordinary share at a price of $11.50 per full share, subject to adjustment as discussed herein. Pursuant to the warrant agreement, a warrant holder may exercise its warrants only for a whole number of shares. This means that only an even number of warrants may be exercised at any given time by a warrant holder.

Once the warrants become exercisable, the Company may call the outstanding warrants (including any outstanding warrants issued upon exercise of the unit purchase option issued to Maxim Group LLC) for redemption:

●	in whole and not in part;

●	at a price of $0.01 per warrant;

●	upon a minimum of 30 days’ prior written notice of redemption,

●	if, and only if, the last sales price of the ordinary shares equals or exceeds $16.50 per share for any 20 trading days within a 30 trading day period ending three business days before the Company send the notice of redemption, and

●	if, and only if, there is a current registration statement in effect with respect to the ordinary shares underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

If the Company calls the warrants for redemption as described above, the management of the Company will have the option to require all holders that wish to exercise warrants to do so on a “cashless basis.” In such event, each holder would pay the exercise price by surrendering the whole warrants for that number of ordinary shares equal to the quotient obtained by dividing (x) the product of the number of ordinary shares underlying the warrants, multiplied by the difference between the exercise price of the warrants and the “fair market value” (defined below) by (y) the fair market value. The “fair market value” shall mean the average reported last sale price of the ordinary shares for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of warrants. Whether the Company will exercise our option to require all holders to exercise their warrants on a “cashless basis” will depend on a variety of factors including the price of our ordinary shares at the time the warrants are called for redemption, the Company’s cash needs at such time and concerns regarding dilutive share issuances.

Private Warrants

The private warrants are identical to the public warrants, except that the private warrants and the ordinary shares issuable upon the exercise of the private warrants were not transferable, assignable or salable until after the completion of the Business Combination, subject to certain limited exceptions. Additionally, the private warrants will be exercisable on a cashless basis and will be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the private warrants are held by someone other than the initial purchasers or their permitted transferees, the private warrants will be redeemable by the Company and exercisable by such holders on the same basis as the public warrants.

The private warrants are accounted as liabilities and remeasured to fair value on a recurring basis, with changes in fair value recorded in the consolidated statements of operations (see Note 16).

As of December 31, 2023 and 2022, there were 4,600,000 public warrants and 225,000 private warrants outstanding.

Warrant - Class A

Each warrant entitles the holder to purchase one-fifth (1/5) of one ordinary share at a price of $0.70 per full share. The warrants will be exercisable six months after the issuance date for a period of five years after the exercise date. The warrants have an exercise price of $1.00 per share and shall be exercised with more than $500,000 per tranche.

As of December 31, 2023, 528,660 warrants are to be issued under Warrant - Class A, in connection with the private placement.

Forgiveness of Amounts Due to the Holding Company

During the years ended December 31, 2023 and 2022, the holding company of the Company agreed to forgive a debt of $12,593,384 and $6,000,000, in aggregate, respectively, representing certain amounts due to it and treat as additional paid-in capital.

Share Award Scheme

Immediately following the consummation of Business Combination, the Company’s shareholders approved the Scheme, which became effective on September 14, 2022. Subsequently, on February 24, 2023, the Company registered 11,675,397 ordinary shares to be issued under the Scheme.

The fair value of the ordinary shares granted under the scheme is measured based on the closing price of the Company’s ordinary shares as reported by Nasdaq Exchange on the date of grant. For those ordinary shares vested immediately on the date of grant, the fair value is recognized as share-based compensation expense in the consolidated statements of operations and comprehensive loss.

Share-based compensation

On May 22, 2023, the Company issued 946,100 ordinary shares to compensate the contributions of prior services and performance of the eligible employees, directors and officers, which was approved and granted previously in December 2022.

Restricted Share Units (“RSUs”)

In December 2022, the Company approved and granted 5,000,000 ordinary shares as RSUs to employees and consultants as additional compensation under the Scheme. These RSUs typically will be vested over one to four years period from 2023 to 2026.

For the RSUs, the fair value is recognized over the period based on the derived service period (usually the vesting period), on a straight-line basis. The valuations assume no dividends will be paid. The Company has assumed 10% forfeitures.

During the year ended December 31, 2023, the Company recorded $1,856,732 share-based compensation expense, which is included in the personal and benefit expenses in the consolidated statements of operations and comprehensive loss.

As of December 31, 2023, total unrecognized compensation remaining to be recognized in future periods for RSUs totaled $1.9 million. They are expected to be recognized over the weighted average period of 1.67 years.

A summary of the activities for the Company’s RSUs as of December 31, 2023 and 2022 is as follow:

	As of December 31,
	2023		2022
	Number of RSUs	Weighted Average Grant Price	Number of RSUs	Weighted Average Grant Price

Outstanding, beginning of year	5,000,000	$2.47	—	$—
Granted	—	$—	5,000,000	$2.47
Vested	(346,542)	$2.47	—	$—
Forfeited	(3,343,730)	$(2.47)	—	$—
Outstanding, end of year	1,309,728	$2.47	5,000,000	$2.47